RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 31, 2018
Related Party Transaction [Line Items]
Assets transferred to related parties			$ 1,288	¥ 8,405
Proceeds from loans from related parties					¥ 2,000	¥ 34,700
Repayments of loans from related parties					63,819	13,500
Amounts due from related parties			49		867		¥ 322
Amounts due to related parties			74		69,431		485
Gain loss recognized		¥ 0
Hongen Kindergartens
Related Party Transaction [Line Items]
Research and development outsourcing services from related parties			58	381
Hongen Kindergartens | Learning materials and devices
Related Party Transaction [Line Items]
Sales to related parties			203	1,326	1,624	726
Perfect World Group
Related Party Transaction [Line Items]
Rental, administrative and other services from related parties			237	1,543	2,299	1,273
Assets transferred to related parties	$ 1,288	¥ 8,405	1,288	8,405
Amounts due to related parties			55		3,248		358
Shihezi Happy Forever
Related Party Transaction [Line Items]
Proceeds from loans from related parties						24,700
Repayments of loans from related parties					51,819	13,500
Accumulative balance						51,819
Hongen Education
Related Party Transaction [Line Items]
Amounts due from related parties			49		867		322
Amounts due to related parties			$ 19		66,183		¥ 127
Cash consideration				¥ 66,000
Two shareholders
Related Party Transaction [Line Items]
Proceeds from loans from related parties					2,000	¥ 10,000
Repayments of loans from related parties					¥ 12,000
Loan facility term								2 years